Submission	Apr. 24, 2026
Submission [Line Items]
Central Index Key	0001664703
Registrant Name	Bloom Energy Corp
Registration File Number	333-282117
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES